Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 447	$ 1,299	$ 1,250
Increases in unrecognized tax benefits – current year positions	0	59	49
Decreases in unrecognized tax benefits – prior year position	0	(911)	0
Ending balance	$ 447	$ 447	$ 1,299